Contingencies and Commitments (Details 4) - Finca La Celia S.A. [Member]	12 Months Ended
Dec. 31, 2017 USD ($)
Banco Santander Rio [Member]
Disclosure of commitments and contingent [Line Items]
Amount	$ 1,100,000
Due date	Feb. 20, 2018
Banco San Juan [Member]
Disclosure of commitments and contingent [Line Items]
Amount	$ 1,200,000
Due date	Jun. 30, 2018
Banco Patagonia One [Member]
Disclosure of commitments and contingent [Line Items]
Amount	$ 1,600,000
Due date	Jun. 30, 2018
Banco BBVA Frances [Member]
Disclosure of commitments and contingent [Line Items]
Amount	$ 1,500,000
Due date	Jun. 30, 2018
Banco Patagonia Two [Member]
Disclosure of commitments and contingent [Line Items]
Amount	$ 1,600,000
Due date	Jul. 07, 2021